Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	6.04371%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,353,197.41

Principal:
Principal Collections	$26,534,642.09
Prepayments in Full	$13,333,567.92
Liquidation Proceeds	$980,313.63
Recoveries	$4,518.45
Sub Total	$40,853,042.09
Collections	$45,206,239.50

Purchase Amounts:
Purchase Amounts Related to Principal	$230,480.76
Purchase Amounts Related to Interest	$2,337.69
Sub Total	$232,818.45

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$45,439,057.95

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	15
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$45,439,057.95
Servicing Fee	$889,669.12	$889,669.12	$0.00	$0.00	$44,549,388.83
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$44,549,388.83
Interest - Class A-2a Notes	$649,334.30	$649,334.30	$0.00	$0.00	$43,900,054.53
Interest - Class A-2b Notes	$549,762.28	$549,762.28	$0.00	$0.00	$43,350,292.25
Interest - Class A-3 Notes	$1,976,250.00	$1,976,250.00	$0.00	$0.00	$41,374,042.25
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$41,009,242.25
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,009,242.25
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$40,809,273.00
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,809,273.00
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$40,664,130.42
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,664,130.42
Regular Principal Payment	$37,361,165.74	$37,361,165.74	$0.00	$0.00	$3,302,964.68
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,302,964.68
Residual Released to Depositor	$0.00	$3,302,964.68	$0.00	$0.00	$0.00
Total		$45,439,057.95

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$37,361,165.74
Total					$37,361,165.74

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$22,580,233.17	$62.90	$649,334.30	$1.81	$23,229,567.47	$64.71
Class A-2b Notes	$14,780,932.57	$62.90	$549,762.28	$2.34	$15,330,694.85	$65.24
Class A-3 Notes	$0.00	$0.00	$1,976,250.00	$3.88	$1,976,250.00	$3.88
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$37,361,165.74	$23.66	$3,885,258.41	$2.46	$41,246,424.15	$26.12

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$151,595,556.36	0.4222717	$129,015,323.19	0.3593742
Class A-2b Notes	$99,233,860.01	0.4222717	$84,452,927.44	0.3593742
Class A-3 Notes	$510,000,000.00	1.0000000	$510,000,000.00	1.0000000
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$935,769,416.37	0.5926567	$898,408,250.63	0.5689945

Pool Information
Weighted Average APR	4.916%	4.932%
Weighted Average Remaining Term	46.74	45.96
Number of Receivables Outstanding	36,745	35,974
Pool Balance	$1,067,602,947.13	$1,025,729,087.45
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$979,415,046.95	$941,425,773.31
Pool Factor	0.6163394	0.5921651

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$84,303,314.14
Targeted Overcollateralization Amount	$127,320,836.82
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$127,320,836.82

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	15
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		85	$794,855.28
(Recoveries)		36	$4,518.45
Net Loss for Current Collection Period			$790,336.83
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8883%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4428%
Second Prior Collection Period			0.4298%
Prior Collection Period			0.2210%
Current Collection Period			0.9061%
Four Month Average (Current and Prior Three Collection Periods)			0.4999%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,058	$5,773,858.64
(Cumulative Recoveries)			$607,177.51
Cumulative Net Loss for All Collection Periods			$5,166,681.13
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2983%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,457.33
Average Net Loss for Receivables that have experienced a Realized Loss			$4,883.44

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.92%	254	$9,434,847.80
61-90 Days Delinquent	0.18%	40	$1,846,853.80
91-120 Days Delinquent	0.05%	11	$531,592.97
Over 120 Days Delinquent	0.08%	15	$772,089.98
Total Delinquent Receivables	1.23%	320	$12,585,384.55

Repossession Inventory:
Repossessed in the Current Collection Period		18	$775,455.90
Total Repossessed Inventory		34	$1,616,594.11

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1600%
Prior Collection Period			0.1851%
Current Collection Period			0.1835%
Three Month Average			0.1762%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3072%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	15

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	89	$3,643,777.85
2 Months Extended	137	$5,211,062.34
3+ Months Extended	31	$1,167,176.82

Total Receivables Extended	257	$10,022,017.01
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer